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                          PRUDENTIAL EQUITY FUND, INC.
                              Gateway Center Three
                               100 Mulberry Street
                              Newark, NJ 07102-4077

                                  March 2, 2001




Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

            Re:    Prudential Equity Fund, Inc. (File No. 2-75128)

Ladies and Gentlemen:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Prudential Equity Fund, Inc. (the "Fund") hereby certifies that:

            (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

            (2) the text of Post-Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 28, 2001.

                                                Very truly yours,
                                                PRUDENTIAL EQUITY FUND, INC.

                                                /s/ Jonathan D. Shain
                                                ------------------------
                                                Jonathan D. Shain
                                                Assistant Secretary